SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues as per statements of operations	$ 796,674	$ 744,731	$ 640,617
Israel
Revenues as per statements of operations	526,972	500,775	486,025
United States
Revenues as per statements of operations	155,002	137,298	92,484
Europe
Revenues as per statements of operations	84,864	74,126	38,377
Other
Revenues as per statements of operations	$ 29,836	$ 32,532	$ 23,731